Loans and advances to customers (Details 4) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Reconciliation of the gross book value of loans and advances to clients
Loans and advances to customers on January 1, 2018	R$ 373,813,665
Transferred to Stage 1	(3,252,765)
Transferred to Stage 2	(8,717,652)
Transferred to Stage 3	(10,284,952)
Out of Stage 1	12,754,595
Out of Stage 2	9,177,785
Out of Stage 3	322,989
Assets originated/Assets settled or amortized	56,426,631
Write-offs	(18,747,641)
Loans and advances to customers in December 31, 2018	411,492,655
Stage 1
Reconciliation of the gross book value of loans and advances to clients
Loans and advances to customers on January 1, 2018	301,561,502
Transferred to Stage 1	0
Transferred to Stage 2	(8,547,801)
Transferred to Stage 3	(4,206,794)
Out of Stage 1	0
Out of Stage 2	3,099,627
Out of Stage 3	153,138
Assets originated/Assets settled or amortized	47,475,424
Write-offs	0
Loans and advances to customers in December 31, 2018	339,535,096
Stage 2
Reconciliation of the gross book value of loans and advances to clients
Loans and advances to customers on January 1, 2018	42,535,223
Transferred to Stage 1	(3,099,627)
Transferred to Stage 2	0
Transferred to Stage 3	(6,078,158)
Out of Stage 1	8,547,801
Out of Stage 2	0
Out of Stage 3	169,851
Assets originated/Assets settled or amortized	(4,969,841)
Write-offs	0
Loans and advances to customers in December 31, 2018	37,105,249
Stage 3
Reconciliation of the gross book value of loans and advances to clients
Loans and advances to customers on January 1, 2018	29,716,940
Transferred to Stage 1	(153,138)
Transferred to Stage 2	(169,851)
Transferred to Stage 3	0
Out of Stage 1	4,206,794
Out of Stage 2	6,078,158
Out of Stage 3	0
Assets originated/Assets settled or amortized	13,921,048
Write-offs	(18,747,641)
Loans and advances to customers in December 31, 2018	R$ 34,852,310